Goodwill and Intangible Assets (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	May 06, 2016	Dec. 31, 2015	Dec. 31, 2014
2016			$ 3,362
2017			3,291
2018			3,268
2019			2,874
2020			1,692
Thereafter			1,989
Finite-Lived Intangible Assets, Net	$ 3,426	$ 1,526	$ 16,476	$ 17,625